Great-West Life & Annuity Insurance Company
                               8515 E. Orchard Road
                            Englewood, Colorado 80111

                                   May 8, 1997

   VIA EDGAR TRANSMISSION

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Washington, D.C.  20549

         Re:   Great-West Life & Annuity Insurance Company
               Certification Pursuant to Rule 497(j) under
                 the Securities Act of 1933
               File No. 333-01173

   Ladies and Gentlemen:

         In lieu of filing the form of prospectus for Great-West Life & Annuity Insurance Company (File No. 333-01173) (the Company ) pursuant to paragraph (b) of Rule 497 under the Securities Act of 1933, the Company hereby certifies that:

         (1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in post-effective amendment no. 1 to the Company s registration statement on Form S-1, the most recent amendment to the Company s registration statement; and

         (2) the text of post-effective amendment no. 1 to the Company s registration statement on Form S-1, the most recent amendment to the Company s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 28, 1997.

         If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-3817.

   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
   (Registrant)

   By:   /s/ Beverly A. Byrne
   Beverly A. Byrne
         Assistant Counsel & Assistant Secretary
         Great-West Life & Annuity Insurance Company